                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
Address: 17 Heights Road
         Plandome, NY 11030

Form 13F File Number: 28-11270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward M. Giles
Title: Managing Member
Phone: 212-752-5255

Signature, Place, and Date of Signing:


/s/ Edward M. Giles                      New York, NY   01/22/10
-------------------------------------   -------------   --------
             [Signature]                [City, State]    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           47
Form 13F Information Table Value Total:       230399
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

GME Capital LLC
FORM 13F

31-Dec-09

                                                                                                     Voting Authority
                                                                                                     ----------------
                                                         Value    Shares/  Sh/     Put/    Invstmt    Other
Name of Issuer           Title of class      CUSIP     (x$1000)   Prn Amt  Prn     Call    Dscretn  Managers    Sole   Shared  None
--------------           --------------  ------------  --------  --------  ---  ---------  -------  --------  -------  ------  ----
3D SYSTEMS CORP          COM             88554D205         4113    363960  SH              Defined             363960
ACCELR8 TECHNOLOGY CORP  COM             004304200           42     50900  SH              Defined              50900
ALLERGAN INC             COM             018490102         7486    118800  SH              Defined             118800
AMERICAN VANGUARD CORP   COM             030371108         2794    336649  SH              Defined             336649
ANADARKO PETROLEUM CORP  COM             032511107         8589    137600  SH              Defined             137600
ANALOG DEVICES INC       COM             032654105          449     14223  SH              Defined              14223
APACHE CORP              COM             037411105          268      2600  SH              Defined               2600
BHP BILLITON LTD ADR     SPNSRD ADR      088606108         7451     97300  SH              Defined              97300
BOARDWALK PIPELINE
   PTNRS, LP             UT LTD PTNR     096627104         4168    138800  SH              Defined             138800
BREEZE-EASTERN CORP      COM             106764103          304     50700  SH              Defined              50700
BRIGHAM EXPLORATION CO   COM             109178103          136     10000  SH              Defined              10000
CELGENE CORP             COM             151020104        47612    855107  SH              Defined             855107
CENTRAL FUND OF CANADA
   LTD                   CL A            153501101         4341    315000  SH              Defined             315000
CERNER CORP              COM             156782104         4394     53300  SH              Defined              53300
CONTINENTAL RESOURCES
   INC                   COM             212015101        13133    306200  SH              Defined             306200
ELAN CORP PLC  ADR       ADR             284131208         9477   1453500  SH              Defined            1453500
ENERGY FOCUS INC         COM             29268T102          199    310550  SH              Defined             310550
ENERGY TRANSFER
   PARTNERS LP           UNIT LTD PTNR   29273R109         5127    114000  SH              Defined             114000
EQT CORPORATION          COM             26884L109         7352    167400  SH              Defined             167400
EVERGREEN ENERGY INC     COM             30024B104           32     93400  SH              Defined              93400
GOLDCORP INC             COM             380956409         8832    224500  SH              Defined             224500
GTX INC                  COM             40052B108           84     20000  SH              Defined              20000
HEALTH GRADES INC        COM             42218Q102         1122    261600  SH              Defined             261600
ISHARES SILVER TRUST     ISHARES         46428Q109          829     50000  SH              Defined              50000
KOPIN CORP.              COM             500600101           73     17568  SH              Defined              17568
MARKWEST ENERGY
   PARTNERS LP           UNIT LTD PTNR   570759100         1305     44600  SH              Defined              44600
MEDCO HEALTH SOLUTIONS
   INC                   COM             58405U102         3815     59700  SH              Defined              59700
MEDTRONIC INC            COM             585055106         4398    100000  SH              Defined             100000
METABOLIIX INC           COM             591018809         8426    761120  SH              Defined             761120
NEWMONT MINING
   CORPORATION           COM             651639106         2955     62450  SH              Defined              62450
PACIFIC ASIA PETROLEUM
   INC                   COM             693864100          792    171000  SH              Defined             171000
PFIZER INC.              COM             717081103         5202    286000  SH              Defined             286000
POTASH CORP OF
   SASKATCHEWAN IN       COM             73755L107         1128     10400  SH              Defined              10400
POTLATCH CORP            COM             737630103         3188    100000  SH              Defined             100000
QUIDEL CORP              COM             74838J101         6927    502700  SH              Defined             502700
RENTRAK CORP             COM             760174102          276     15600  SH              Defined              15600
SOUTHWESTERN ENERGY CO   COM             845467109        24560    509550  SH              Defined             509550
STERICYCLE, INC.         COM             858912108         8877    160900  SH              Defined             160900
TEVA PHARMACEUTICAL
   INDS LTD A            ADR             881624209          910     16200  SH              Defined              16200
THE MOSAIC CO            COM             61945A107         2855     47800  SH              Defined              47800
THERMO FISHER
   SCIENTIFIC INC        COM             883556102         6805    142700  SH              Defined             142700
UNIVERSAL HEALTH RLTY
   INCOME T              SH BEN INT      91359E105         1028     32083  SH              Defined              32083
VERTEX PHARMACEUTICALS
   INC                   COM             92532F100         2348     54800  SH              Defined              54800
WILLBROS GROUP INC       COM             969203108         3322    196900  SH              Defined             196900
ZIX CORPORATION          COM             98974P100         1951   1141197  SH              Defined            1141197
CURRENCYSHARES
   AUSTRALIAN DOLL       AUSTRALIAN DLR  23129U101          450      5000  SH              Defined               5000
CURRENCYSHARES CANADIAN
   DOLLAR                CDN DLR SHS     23129X105          474      5000  SH              Defined               5000
REPORT SUMMARY                       47  DATA RECORDS    230399              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED